Deferred Income Tax Assets and Liabilities (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Income tax relating to components of other comprehensive income	S/ 3,308,000	S/ (13,287,000)	S/ 11,339,000
Other temporary differences [member]
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)	S/ 83,822,000	S/ 72,140,000